Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other liabilities
Schedule of other liabilities

Skr mn	Dec 31, 2018	Dec 31, 2017
Cash payables, debt purchases	682	668
Other	387	158
Total	1,069	826